Loans receivables (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Face value		₩ 2,811,949		₩ 2,703,047		₩ 2,703,047		₩ 4,337,850
Carrying amount		₩ 2,520,824		2,114,674		₩ 2,114,674		₩ 2,132,205
Eun Jong Choi [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate		4.60%	[1]			4.60%	[2],[3]	4.60%	[4]
Maturity		Dec. 31, 2026				Jun. 30, 2026	[2],[3]	Jun. 30, 2025	[4]
Face value		₩ 100,000	[1]	100,000	[1]	₩ 100,000	[2],[3]	₩ 100,000	[4]
Carrying amount		₩ 128,021	[1]	125,739	[1]	₩ 125,739	[2],[3]	₩ 121,139	[4]
Eun Jong Choi 1 [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate		4.60%	[1]			4.60%	[2],[3]	4.60%	[4]
Maturity		Dec. 31, 2026				Jun. 30, 2026	[2],[3]	Jun. 30, 2025	[4]
Face value		₩ 40,000	[1]	40,000	[1]	₩ 40,000	[2],[3]	₩ 40,000	[4]
Carrying amount		₩ 51,208	[1]	50,296	[1]	₩ 50,296	[2],[3]	₩ 48,456	[4]
CubeBio Holdings., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate		4.60%	[5]			4.60%	[6],[7]	4.60%	[8]
Maturity		Sep. 24, 2026				Sep. 24, 2026	[6],[7]	Sep. 24, 2025	[8]
Face value		₩ 46,245	[5]	43,047	[5]	₩ 43,047	[6],[7]	₩ 44,100	[8]
Carrying amount		₩ 50,048	[5]	45,564	[5]	₩ 45,564	[6],[7]	44,650	[8]
Cube Bio Holdings Ltd 1 [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate	[5]	4.60%
Maturity		Jan. 28, 2027
Face value	[5]	₩ 5,704
Carrying amount	[5]	₩ 5,811
Dongsung D&C [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate		4.60%	[9]			4.60%
Maturity		Nov. 04, 2026				Nov. 04, 2026
Face value		₩ 220,000	[9]	220,000	[9]	₩ 220,000
Carrying amount		₩ 226,314	[9]	221,295	[9]	221,295
Dongsung D And C 1 [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate	[9]	4.60%
Maturity		May 17, 2027
Face value	[9]	₩ 100,000
Carrying amount	[9]	100,542
Subtotal [Member]
IfrsStatementLineItems [Line Items]
Face value		511,949		403,047		403,047		2,037,850
Carrying amount		₩ 561,944		442,894		₩ 442,894		₩ 214,245
Magium Corp. [Member]
IfrsStatementLineItems [Line Items]
Nominal interest rate		5.00%	[10]			5.00%	[4],[11]	5.00%	[12]
Maturity		Mar. 31, 2027				Mar. 31, 2027	[4],[11]	Mar. 31, 2027	[12]
Face value		₩ 2,300,000	[10]	2,300,000	[10]	₩ 2,300,000	[4],[11]	₩ 2,300,000	[12]
Carrying amount		₩ 1,958,880	[10]	₩ 1,671,780	[10]	₩ 1,671,780	[4],[11]	₩ 1,917,960	[12]

[1]	The loan to Eun Jong Choi is a related party transaction.
[2]	The Company recognized a full provision for the balance of loan as of December 31, 2015.
[3]	The loan to Eun Jong Choi is a related party transaction.
[4]	The loan to Eun Jong Choi is a related party transaction.
[5]	The loan to CubeBio Holdings Ltd. is denominated in USD 33,700 and presented in Korean won for reporting purposes. It is a related party transaction.
[6]	The Company recognized a full provision for the balance of loan as of December 31, 2020.
[7]	The loan to CubeBio Holdings Ltd. (Affiliate) is denominated in USD 30,000 and presented in Korean won for reporting purposes. It is a related party transaction.
[8]	The loan to CubeBio Holdings., Ltd. (Affiliate) is denominated in USD 30,000 and presented in Korean won for reporting purposes. It is a related party transaction.
[9]	The loan to Dongsung D&C is denominated in KRW 320,000,000 and presented in Korean won for reporting purposes. The loan to Dongsung D&C is a related party transaction.
[10]	The loan was classified as long-term as it is not expected to be recovered within 12 months after the June 30, 2026 reporting period. In March 2026, the maturity date of the loan was extended to March 31, 2027, and the Company intends to further extend the maturity by one year in March 2027.
[11]	The loan was classified as long-term as it is expected not to be recovered within 12 months after the December 31, 2025 reporting period. In March 2026, the maturity date of the loan was extended to March 31, 2027.
[12]	The loan was classified as long-term as it is expected not to be recovered within 12 months after the December 31, 2024 reporting period. In February 2025, the maturity date of the loan was extended to March 31, 2026.